Related Party Transactions - John Redmond (Details)	Feb. 07, 2025 USD ($)	Mar. 31, 2025 USD ($) loan	Feb. 10, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 11, 2013 USD ($)
Related Party Transactions
Interest payable		$ 869,821		$ 57,474,111
Total		28,787,160		107,468,217	$ 88,996,117
Related parties payable		1,255,095		1,547,082	885,041
Azure-SJBT
Related Party Transactions
Total		2,418,983		9,927,934	8,736,727
NACS, LLC
Related Party Transactions
Principal balance payable						$ 11,493,949
Total				36,546,705	32,433,345
Related party
Related Party Transactions
Interest payable		574,408		39,711,139	32,599,048
Related party | St. James Bank and Trust Company Ltd | Azure-SJBT
Related Party Transactions
Number of shares exercised	316,616
Related party | John Redmond
Related Party Transactions
Interest payable		143,983		39,241,591	32,229,150
Principal balance payable		2,275,000	$ 2,000,000	22,096,055	22,096,055
Total		2,418,983		61,337,646	54,325,205
Related parties payable		$ 1,200,000		1,300,000	700,000
Related party | John Redmond | Azure-SJBT
Related Party Transactions
Number of remaining loans issued | loan		3
Interest payable		$ 143,983		3,095,947	1,904,740
Principal balance payable		2,275,000		6,831,987	6,831,987
Total		$ 2,418,983		9,927,934	8,736,727
Related party | John Redmond | NACS, LLC
Related Party Transactions
Interest payable				25,052,756	20,939,396
Principal balance payable				11,493,949	11,493,949
Total				36,546,705	32,433,345
Related party | John Redmond | Assumed notes
Related Party Transactions
Interest payable				11,092,887	9,385,014
Principal balance payable				3,770,119	3,770,119
Total				$ 14,863,006	$ 13,155,133